Interest income and expense	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Interest income and expense
16.	Interest income and expense

	For the three months ended												For the six months ended
	April 30, 2021				January 31, 2021				April 30, 2020				April 30, 2021				April 30, 2020
($ millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$5,897		$1,962		$6,212		$2,126		$7,406		$3,390		$12,109		$4,088		$15,203		$7,167
Measured at FVOCI (1)	181		–		188		–		303		–		369		–		621		–
	6,078		1,962		6,400		2,126		7,709		3,390		12,478		4,088		15,824		7,167
Other	109	(2)	49	(3)	112	(2)	35	(3)	129	(2)	31	(3)	221	(2)	84	(3)	250	(2)	98	(3)
Total	$6,187		$2,011		$6,512		$2,161		$7,838		$3,421		$12,699		$4,172		$16,074		$7,265
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)
Includes interest on lease liabilities for the three months ended April 30, 2021 – $27 (January 31, 2021 – $27; April 30, 2020 – $30) and for the six months ended April 30, 2021 – $54 (April 30, 2020 – $60).